Loans and advances to customers	12 Months Ended
Dec. 31, 2019
Loans and advances to customers [Abstract]
Loans and advances to customers

23.  Loans and advances to customers

	R$ thousand
	On December 31
	2019	2018
Companies	226,976,385	218,944,963
Financing and On-lending	104,138,378	105,672,794
Financing and export	47,484,556	47,626,728
Housing loans	16,822,185	22,415,363
Onlending BNDES/Finame	16,643,236	18,947,583
Vehicle loans	12,040,355	7,828,417
Import	8,398,252	6,850,465
Leases	2,749,794	2,004,238
Borrowings	111,327,898	102,614,435
Working capital	57,887,358	55,739,546
Rural loans	5,525,886	5,459,694
Other	47,914,654	41,415,195
Operations with limits (1)	11,510,109	10,657,734
Credit card	4,000,712	3,105,494
Overdraft for corporates/ Overdraft for individuals	7,509,397	7,552,240

Individuals	230,415,990	192,547,692
Financing and On-lending	78,615,264	67,861,394
Housing loans	44,175,642	38,179,023
Vehicle loans	28,350,727	23,246,610
Onlending BNDES/Finame	5,872,331	6,222,532
Other	216,564	213,229
Borrowings	105,427,418	83,968,350
Payroll-deductible loans	63,144,951	51,284,334
Personal credit	24,338,888	16,858,123
Rural loans	8,543,433	7,894,249
Other	9,400,146	7,931,644
Operations with limits (1)	46,373,308	40,717,948
Credit card	41,353,388	36,447,880
Overdraft for corporates/ Overdraft for individuals	5,019,920	4,270,068
Total portfolio	457,392,375	411,492,655

(1) It refers to outstanding operations with pre-established limits linked to current account and credit card, whose limits are automatically recomposed as the amounts used are paid.

Financial Leases Receivables

Loans and advances to customers include the following financial lease receivables.

	R$ thousand
	On December 31
	2019	2018
Gross investments in financial leases receivable:
Up to one year	1,076,955	929,858
From one to five years	1,658,449	1,128,477
Over five years	122,111	31,527
Impairment loss on finance leases	(160,382)	(128,564)
Net investment	2,697,133	1,961,298

Net investments in finance leases:
Up to one year	1,012,714	884,853
From one to five years	1,563,529	1,045,773
Over five years	120,890	30,672
Total	2,697,133	1,961,298

Reconciliation of the gross book value of loans and advances to clients

Stage 1	R$ thousand
	Balance on 12.31.2018	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Amortization	Originated	Constitution/ (Reversion) (1)	(Write off)	Balance on 12.31.2019

Companies	174,823,333	(3,530,473)	(1,047,643)	1,740,309	99,605	(14,129,128)	126,296,922	(91,016,561)	-	193,236,364
Financing and on-lendings	87,491,428	(2,665,550)	(216,644)	793,644	56,979	(6,599,164)	48,322,133	(35,550,497)	-	91,632,329
Borrowings	77,801,046	(788,067)	(771,301)	932,838	34,874	(7,529,964)	70,778,365	(49,009,228)	-	91,448,563
Operations with limits	9,530,859	(76,856)	(59,698)	13,827	7,752	-	7,196,424	(6,456,836)	-	10,155,472
Individuals	164,711,763	(3,830,157)	(2,331,304)	1,939,655	323,117	(15,271,291)	126,773,073	(72,930,660)	-	199,384,196
Financing and on-lendings	62,636,298	(2,196,138)	(567,081)	843,573	62,471	(8,742,813)	31,123,133	(10,161,286)	-	72,998,157
Borrowings	69,241,572	(1,524,297)	(1,697,183)	1,027,710	154,480	(6,528,478)	62,155,926	(34,653,409)	-	88,176,321
Operations with limits	32,833,893	(109,722)	(67,040)	68,372	106,166	-	33,494,014	(28,115,965)	-	38,209,718
Total	339,535,096	(7,360,630)	(3,378,947)	3,679,964	422,722	(29,400,419)	253,069,995	(163,947,221)	-	392,620,560

Stage 2	R$ thousand
	Balance on 12.31.2018	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Amortization	Originated	Constitution/ (Reversion) (1)	(Write off)	Balance on 12.31.2019

Companies	21,750,671	(1,740,309)	(4,150,902)	3,530,473	604,824	(1,537,738)	5,702,723	(11,053,718)	-	13,106,024
Financing and on-lendings	11,855,797	(793,644)	(3,637,599)	2,665,550	183,776	(640,153)	768,132	(4,669,507)	-	5,732,352
Borrowings	9,449,412	(932,838)	(510,021)	788,067	415,621	(897,585)	4,445,528	(6,000,032)	-	6,758,152
Operations with limits	445,462	(13,827)	(3,282)	76,856	5,427	-	489,063	(384,179)	-	615,520
Individuals	15,354,577	(1,939,655)	(1,100,985)	3,830,157	622,122	(1,616,061)	11,754,505	(7,309,945)	-	19,594,715
Financing and on-lendings	4,130,401	(843,573)	(292,952)	2,196,138	70,757	(550,578)	693,061	(835,952)	-	4,567,302
Borrowings	9,122,134	(1,027,710)	(691,602)	1,524,297	479,625	(1,065,483)	8,288,437	(4,610,119)	-	12,019,579
Operations with limits	2,102,042	(68,372)	(116,431)	109,722	71,740	-	2,773,007	(1,863,874)	-	3,007,834
Total	37,105,248	(3,679,964)	(5,251,887)	7,360,630	1,226,946	(3,153,799)	17,457,228	(18,363,663)	-	32,700,739

Stage 3	R$ thousand
	Balance on 12.31.2018	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Amortization	Originated	Constitution/ (Reversion) (1)	(Write off)	Balance on 12.31.2019

Companies	22,370,956	(99,605)	(604,824)	1,047,643	4,150,902	(552,471)	4,249,360	(3,941,465)	(5,986,498)	20,633,998
Financing and on-lendings	6,325,568	(56,979)	(183,776)	216,644	3,637,599	(237,542)	422,843	(1,756,639)	(1,594,018)	6,773,700
Borrowings	15,363,975	(34,874)	(415,621)	771,301	510,021	(314,929)	3,175,691	(1,928,627)	(4,005,755)	13,121,182
Operations with limits	681,413	(7,752)	(5,427)	59,698	3,282	-	650,826	(256,199)	(386,725)	739,116
Individuals	12,481,355	(323,117)	(622,122)	2,331,304	1,100,985	(1,010,738)	6,655,466	1,502,563	(10,678,618)	11,437,078
Financing and on-lendings	1,094,697	(62,471)	(70,757)	567,081	292,952	(372,611)	215,265	(117,483)	(496,868)	1,049,805
Borrowings	5,604,645	(154,480)	(479,625)	1,697,183	691,602	(638,127)	2,679,383	1,146,472	(5,315,534)	5,231,519
Operations with limits	5,782,013	(106,166)	(71,740)	67,040	116,431	-	3,760,818	473,574	(4,866,216)	5,155,754
Total	34,852,311	(422,722)	(1,226,946)	3,378,947	5,251,887	(1,563,209)	10,904,826	(2,438,902)	(16,665,116)	32,071,076

Consolidated - 3 stages					R$ thousand
					Balance on 12.31.2018	Amortization	Originated	Constitution/ (Reversion) (1)	(Write off)	Balance on 12.31.2019

Companies					218,944,960	(16,219,337)	136,249,005	(106,011,744)	(5,986,498)	226,976,386
Financing and on-lendings					105,672,793	(7,476,859)	49,513,108	(41,976,643)	(1,594,018)	104,138,381
Borrowings					102,614,433	(8,742,478)	78,399,584	(56,937,887)	(4,005,755)	111,327,897
Operations with limits					10,657,734	-	8,336,313	(7,097,214)	(386,725)	11,510,108
Individuals					192,547,695	(17,898,090)	145,183,044	(78,738,042)	(10,678,618)	230,415,989
Financing and on-lendings					67,861,396	(9,666,002)	32,031,459	(11,114,721)	(496,868)	78,615,264
Borrowings					83,968,351	(8,232,088)	73,123,746	(38,117,056)	(5,315,534)	105,427,419
Operations with limits					40,717,948	-	40,027,839	(29,506,265)	(4,866,216)	46,373,306
Total					411,492,655	(34,117,427)	281,432,049	(184,749,786)	(16,665,116)	457,392,375
(1) Composed of advanced settlements, maturities and changes.

Stage 1	R$ thousand
	Balance on 12.31.2017	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Amortization	Originated	Constitution/ (Reversion) (1)	(Write off)	Balance on 12.31.2018

Companies	157,300,055	(5,081,387)	(1,185,431)	490,136	36,890	(13,690,363)	30,124,524	6,828,911	-	174,823,335
Financing and on-lendings	82,604,674	(3,890,289)	(339,463)	246,449	24,535	(7,504,779)	7,192,088	9,158,213	-	87,491,428
Borrowings	65,403,658	(1,080,522)	(727,142)	205,209	9,480	(6,185,584)	20,069,753	106,196	-	77,801,048
Operations with limits	9,291,723	(110,576)	(118,826)	38,478	2,875	-	2,862,683	(2,435,498)	-	9,530,859
Individuals	144,261,447	(3,466,413)	(3,021,364)	2,609,492	116,247	(14,445,656)	167,239,590	(128,581,582)	-	164,711,761
Financing and on-lendings	54,890,629	(1,920,408)	(615,709)	768,496	38,055	(8,033,056)	67,693,458	(50,185,168)	-	62,636,297
Borrowings	58,814,657	(1,260,962)	(1,654,147)	1,371,131	31,393	(6,412,600)	83,800,332	(65,448,232)	-	69,241,572
Operations with limits	30,556,161	(285,043)	(751,508)	469,865	46,799	-	15,745,800	(12,948,182)	-	32,833,892
Total	301,561,502	(8,547,800)	(4,206,795)	3,099,628	153,137	(28,136,019)	197,364,114	(121,752,671)	-	339,535,096

Stage 2	R$ thousand
	Balance on 12.31.2017	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Amortization	Originated	Constitution/ (Reversion) (1)	(Write off)	Balance on 12.31.2018

Companies	23,735,835	(490,136)	(3,784,644)	5,081,387	72,111	(1,297,150)	2,345,978	(3,912,708)	-	21,750,673
Financing and on-lendings	13,146,736	(246,449)	(1,616,645)	3,890,289	24,009	(565,769)	102,265	(2,878,638)	-	11,855,798
Borrowings	9,993,363	(205,209)	(2,091,066)	1,080,522	46,346	(731,381)	2,059,549	(702,712)	-	9,449,412
Operations with limits	595,736	(38,478)	(76,933)	110,576	1,756	-	184,164	(331,358)	-	445,463
Individuals	18,799,389	(2,609,492)	(2,293,514)	3,466,413	97,740	(1,624,519)	13,514,503	(13,995,945)	-	15,354,575
Financing and on-lendings	4,275,595	(768,496)	(378,028)	1,920,408	43,127	(548,043)	1,404,662	(1,818,823)	-	4,130,402
Borrowings	11,194,778	(1,371,131)	(1,217,096)	1,260,962	32,521	(1,076,476)	10,676,902	(10,378,328)	-	9,122,132
Operations with limits	3,329,016	(469,865)	(698,390)	285,043	22,092	-	1,432,939	(1,798,794)	-	2,102,041
Total	42,535,224	(3,099,628)	(6,078,158)	8,547,800	169,851	(2,921,669)	15,860,481	(17,908,653)	-	37,105,248

Stage 3	R$ thousand
	Balance on 12.31.2017	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Amortization	Originated	Constitution/ (Reversion) (1)	(Write off)	Balance on 12.31.2018

Companies	18,904,406	(36,890)	(72,111)	1,185,431	3,784,644	(364,685)	1,814,270	3,397,327	(6,241,440)	22,370,952
Financing and on-lendings	5,698,042	(24,535)	(24,009)	339,463	1,616,645	(267,885)	86,572	481,672	(1,580,397)	6,325,568
Borrowings	12,476,227	(9,480)	(46,346)	727,142	2,091,066	(96,800)	1,509,773	2,879,832	(4,167,441)	15,363,973
Operations with limits	730,137	(2,875)	(1,756)	118,826	76,933	-	217,925	35,823	(493,602)	681,411
Individuals	10,812,533	(116,247)	(97,740)	3,021,364	2,293,514	(1,579,027)	11,532,786	(879,623)	(12,506,201)	12,481,359
Financing and on-lendings	1,136,398	(38,055)	(43,127)	615,709	378,028	(505,434)	2,194,487	(1,454,891)	(1,188,417)	1,094,698
Borrowings	4,373,006	(31,393)	(32,521)	1,654,147	1,217,096	(1,073,593)	7,976,047	(2,830,578)	(5,647,564)	5,604,647
Operations with limits	5,303,129	(46,799)	(22,092)	751,508	698,390	-	1,362,252	3,405,846	(5,670,220)	5,782,014
Total	29,716,939	(153,137)	(169,851)	4,206,795	6,078,158	(1,943,712)	13,347,056	2,517,704	(18,747,641)	34,852,311

Consolidated - 3 stages					R$ thousand
					Balance on 12.31.2017	Amortization	Originated	Constitution/ (Reversion) (1)	(Write off)	Balance on 12.31.2018

Companies					199,940,296	(15,352,198)	34,284,772	6,313,530	(6,241,440)	218,944,960
Financing and on-lendings					101,449,452	(8,338,433)	7,380,925	6,761,247	(1,580,397)	105,672,794
Borrowings					87,873,248	(7,013,765)	23,639,075	2,283,316	(4,167,441)	102,614,433
Operations with limits					10,617,596	-	3,264,772	(2,731,033)	(493,602)	10,657,733
Individuals					173,873,369	(17,649,202)	192,286,879	(143,457,150)	(12,506,201)	192,547,695
Financing and on-lendings					60,302,622	(9,086,533)	71,292,607	(53,458,882)	(1,188,417)	67,861,397
Borrowings					74,382,441	(8,562,669)	102,453,281	(78,657,138)	(5,647,564)	83,968,351
Operations with limits					39,188,306	-	18,540,991	(11,341,130)	(5,670,220)	40,717,947
Total					373,813,665	(33,001,400)	226,571,651	(137,143,620)	(18,747,641)	411,492,655
(1) Composed of advanced settlements, maturities and changes.

Reconciliation of expected losses from loans and advances to clients

Stage 1	R$ thousand
	Expected loss on 12.31.2018	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Remeasurement	Originated	Constitution/ (Reversion)	(Write off)	Expected loss on 12.31.2019

Companies	3,443,204	(94,861)	(67,862)	160,068	67,150	(699,827)	3,512,364	(1,072,173)	-	5,248,063
Financing and on-lendings	1,122,680	(37,774)	(8,497)	41,914	34,652	4,017	775,161	(227,085)	-	1,705,068
Borrowings	1,945,637	(52,890)	(57,437)	116,806	23,010	(703,844)	2,515,926	(610,639)	-	3,176,569
Operations with limits	374,887	(4,197)	(1,928)	1,348	9,488	-	221,277	(234,449)	-	366,426
Individuals	7,273,362	(164,394)	(157,138)	177,609	251,008	(750,372)	5,812,053	(4,623,554)	-	7,818,574
Financing and on-lendings	901,119	(66,512)	(34,051)	78,516	28,735	(257,642)	476,691	(187,466)	-	939,390
Borrowings	2,053,854	(79,136)	(107,024)	84,208	94,472	(492,730)	1,716,160	(1,016,759)	-	2,253,045
Operations with limits	4,318,389	(18,746)	(16,063)	14,885	127,801	-	3,619,202	(3,419,329)	-	4,626,139
Total	10,716,566	(259,255)	(225,000)	337,677	318,158	(1,450,199)	9,324,417	(5,695,727)	-	13,066,637

Stage 2	R$ thousand
	Expected loss on 12.31.2018	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Remeasurement	Originated	Constitution/ (Reversion)	(Write off)	Expected loss on 12.31.2019

Companies	2,547,908	(160,068)	(953,343)	94,861	212,921	(355,917)	1,218,315	(714,572)	-	1,890,105
Financing and on-lendings	1,445,950	(41,914)	(835,870)	37,774	29,175	(205,170)	51,560	(264,569)	-	216,936
Borrowings	1,047,715	(116,806)	(117,292)	52,890	178,660	(150,747)	1,117,295	(401,471)	-	1,610,244
Operations with limits	54,243	(1,348)	(181)	4,197	5,086	-	49,460	(48,532)	-	62,925
Individuals	1,831,813	(177,609)	(173,561)	164,394	384,088	(100,890)	1,672,251	(855,304)	-	2,745,182
Financing and on-lendings	405,730	(78,516)	(38,370)	66,512	30,577	209,080	94,304	(85,905)	-	603,412
Borrowings	1,097,633	(84,208)	(116,067)	79,136	271,118	(309,970)	1,195,503	(485,172)	-	1,647,973
Operations with limits	328,450	(14,885)	(19,124)	18,746	82,393	-	382,444	(284,227)	-	493,797
Total	4,379,721	(337,677)	(1,126,904)	259,255	597,009	(456,807)	2,890,566	(1,569,876)	-	4,635,287

Stage 3	R$ thousand
	Expected loss on 12.31.2018	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Remeasurement	Originated	Constitution/ (Reversion)	(Write off)	Expected loss on 12.31.2019

Companies	10,860,724	(67,150)	(212,921)	67,862	953,343	2,832,030	1,938,037	1,863,497	(5,986,498)	12,248,924
Financing and on-lendings	2,681,912	(34,652)	(29,175)	8,497	835,870	727,234	242,132	158,908	(1,594,018)	2,996,708
Borrowings	7,635,874	(23,010)	(178,660)	57,437	117,292	2,104,796	1,162,299	1,829,964	(4,005,755)	8,700,237
Operations with limits	542,938	(9,488)	(5,086)	1,928	181	-	533,606	(125,375)	(386,725)	551,979
Individuals	8,419,460	(251,008)	(384,088)	157,138	173,561	1,339,621	4,773,024	4,652,446	(10,678,618)	8,201,536
Financing and on-lendings	619,474	(28,735)	(30,577)	34,051	38,370	154,279	107,267	132,861	(496,868)	530,122
Borrowings	3,411,114	(94,472)	(271,118)	107,024	116,067	1,185,342	1,818,298	2,776,829	(5,315,534)	3,733,550
Operations with limits	4,388,872	(127,801)	(82,393)	16,063	19,124	-	2,847,459	1,742,756	(4,866,216)	3,937,864
Total	19,280,184	(318,158)	(597,009)	225,000	1,126,904	4,171,651	6,711,061	6,515,943	(16,665,116)	20,450,460

Consolidated - 3 stages					R$ thousand
					Expected loss on 12.31.2018	Remeasurement	Originated	Constitution/ (Reversion)	(Write off)	Expected loss on 12.31.2019

Companies					16,851,836	1,776,286	6,668,716	76,752	(5,986,498)	19,387,092
Financing and on-lendings					5,250,542	526,081	1,068,853	(332,746)	(1,594,018)	4,918,712
Borrowings					10,629,226	1,250,205	4,795,520	817,854	(4,005,755)	13,487,050
Operations with limits					972,068	-	804,343	(408,356)	(386,725)	981,330
Individuals					17,524,635	488,359	12,257,328	(826,412)	(10,678,618)	18,765,292
Financing and on-lendings					1,926,323	105,717	678,262	(140,510)	(496,868)	2,072,924
Borrowings					6,562,601	382,642	4,729,961	1,274,898	(5,315,534)	7,634,568
Operations with limits					9,035,711	-	6,849,105	(1,960,800)	(4,866,216)	9,057,800
Total (1)					34,376,471	2,264,645	18,926,044	(749,660)	(16,665,116)	38,152,384
(1) Consider expected losses on loans, commitments to be released and financial guarantees provided.

Stage 1	R$ thousand
	Expected loss on 12.31.2017	Transfer to Stage 2	Transfer to Stage 3	Transfer from Stage 2	Transfer from Stage 3	Remeasurement	Originated	Constitution/ (Reversion)	(Write off)	Expected loss on 12.31.2018

Companies	3,335,713	(118,504)	(57,096)	85,724	29,002	62,763	1,362,210	(1,256,607)	-	3,443,205
Financing and on-lendings	364,676	(43,734)	(5,602)	53,074	13,257	(58,043)	263,013	46,746	-	633,387
Borrowings	2,649,815	(68,431)	(44,934)	27,805	5,415	120,806	945,891	(1,201,435)	-	2,434,932
Operations with limits	321,222	(6,339)	(6,560)	4,845	10,330	-	153,306	(101,918)	-	374,886
Individuals	5,574,664	(156,761)	(244,073)	377,145	90,823	(397,813)	4,144,755	(2,115,379)	-	7,273,361
Financing and on-lendings	666,623	(50,642)	(26,489)	87,473	17,688	(184,889)	657,921	(266,566)	-	901,119
Borrowings	1,422,715	(62,664)	(111,543)	141,207	17,569	(212,924)	1,647,363	(787,870)	-	2,053,853
Operations with limits	3,485,326	(43,455)	(106,041)	148,465	55,566	-	1,839,471	(1,060,943)	-	4,318,389
Total	8,910,377	(275,265)	(301,169)	462,869	119,825	(335,050)	5,506,965	(3,371,986)	-	10,716,566

Stage 2	R$ thousand
	Expected loss on 12.31.207	Transfer to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Transfer from Stage 3	Remeasurement	Originated	Constitution/ (Reversion)	(Write off)	Expected loss on 12.31.2018

Companies	3,937,935	(85,724)	(728,373)	118,504	49,339	(358,705)	531,426	(916,494)	-	2,547,908
Financing and on-lendings	1,975,122	(53,074)	(258,798)	43,734	13,485	(37,080)	21,195	(258,635)	-	1,445,949
Borrowings	1,887,882	(27,805)	(451,535)	68,431	33,131	(321,625)	484,288	(625,052)	-	1,047,715
Operations with limits	74,931	(4,845)	(18,040)	6,339	2,723	-	25,943	(32,807)	-	54,244
Individuals	2,960,448	(377,145)	(483,620)	156,761	51,081	(328,818)	1,257,897	(1,404,791)	-	1,831,813
Financing and on-lendings	502,267	(87,473)	(58,886)	50,642	16,658	26,754	99,782	(144,015)	-	405,729
Borrowings	1,931,255	(141,207)	(319,807)	62,664	16,155	(355,572)	953,036	(1,048,890)	-	1,097,634
Operations with limits	526,926	(148,465)	(104,927)	43,455	18,268	-	205,079	(211,886)	-	328,450
Total	6,898,383	(462,869)	(1,211,993)	275,265	100,420	(687,523)	1,789,323	(2,321,285)	-	4,379,721

Stage 3	R$ thousand
	Expected loss on 12.31.2017	Transfer to Stage 1	Transfer to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Remeasurement	Originated	Constitution/ (Reversion)	(Write off)	Expected loss on 12.31.2018

Companies	8,005,494	(29,002)	(49,339)	57,096	728,373	1,675,279	1,377,202	5,337,060	(6,241,440)	10,860,723
Financing and on-lendings	2,503,143	(13,257)	(13,485)	5,602	258,798	601,704	39,820	879,984	(1,580,397)	2,681,912
Borrowings	5,011,637	(5,415)	(33,131)	44,934	451,535	1,073,575	1,002,606	4,257,574	(4,167,441)	7,635,874
Operations with limits	490,714	(10,330)	(2,723)	6,560	18,040	-	334,776	199,502	(493,602)	542,937
Individuals	7,070,788	(90,823)	(51,081)	244,073	483,620	804,541	7,563,277	4,901,267	(12,506,201)	8,419,461
Financing and on-lendings	653,180	(17,688)	(16,658)	26,489	58,886	171,496	999,182	(66,995)	(1,188,417)	619,475
Borrowings	2,624,958	(17,569)	(16,155)	111,543	319,807	633,045	4,604,374	798,675	(5,647,564)	3,411,114
Operations with limits	3,792,650	(55,566)	(18,268)	106,041	104,927	-	1,959,721	4,169,587	(5,670,220)	4,388,872
Total	15,076,282	(119,825)	(100,420)	301,169	1,211,993	2,479,820	8,940,479	10,238,327	(18,747,641)	19,280,184

Consolidated - 3 stages					R$ thousand
					Expected loss on 12.31.2017	Remeasurement	Originated	Constitution/ (Reversion)	(Write off)	Expected loss on 12.31.2018

Companies					15,279,142	1,379,337	3,270,838	3,163,959	(6,241,440)	16,851,836
Financing and on-lendings					4,842,941	506,581	324,028	668,095	(1,580,397)	4,761,248
Borrowings					9,549,334	872,756	2,432,785	2,431,087	(4,167,441)	11,118,521
Operations with limits					886,867	-	514,025	64,777	(493,602)	972,067
Individuals					15,605,900	77,910	12,965,929	1,381,097	(12,506,201)	17,524,635
Financing and on-lendings					1,822,070	13,361	1,756,885	(477,576)	(1,188,417)	1,926,323
Borrowings					5,978,928	64,549	7,204,773	(1,038,085)	(5,647,564)	6,562,601
Operations with limits					7,804,902	-	4,004,271	2,896,758	(5,670,220)	9,035,711
Total (1)					30,885,042	1,457,247	16,236,767	4,545,056	(18,747,641)	34,376,471
(1) Consider expected losses on loans, commitments to be released and financial guarantees provided.

Sensitivity analysis

The measurement of the expected credit loss incorporates prospective information from projections of economic scenarios that are developed by a team of experts and approved according to the risk governance of the Organization. The projections are reviewed at least annually, being more timely in cases of relevant events that may materially change the future prospects.

In order to determine possible oscillations of expected loss arising from the economic projections, simulations were made by changing the weighting of the scenarios used in the calculation of the expected loss. In the table below we show the probabilities assigned to each scenario and the impacts:

	On December 31, 2019 - R$ thousand
	Weighting			Constitution/ (Reversion)
	Base Scenario	Optimistic Scenario*	Pessimistic Scenario**

Simulation 1	100%	-	-	(18,365)
Simulation 2	-	100%	-	(209,044)
Simulation 3	-	-	100%	294,754

* Scenario in which the economy grows more than expected.
** Scenario in which the economy grows less than expected.

Expected loss on loans and advances

	Years ended December 31 - R$ thousand
	2019	2018
Amount recorded	20,441,029	22,239,070
Amount recovered	(7,908,896)	(7,147,095)
Expected loss on loans and advances	12,532,133	15,091,975

Loans and advances to customers renegotiated

The total balance of “Loans and advances to customers renegotiated” includes renegotiated loans and advances to customers. Such loans contemplate extension of loan payment terms, grace periods, reductions in interest rates, and/or, in some cases, the forgiveness (write-off) of part of the loan principal amount.

Renegotiations may occur after debts are past due or when the Company has information about a significant deterioration in the client's creditworthiness. The purpose of such renegotiations is to adapt the loan to reflect the client's actual payment capacity.

The following table shows changes made and our analysis of our portfolio of renegotiated loans and advances to customers:

	R$ thousand
	On December 31
	2019	2018
Opening balance	17,143,212	17,183,869
Additional renegotiated amounts, including interest	20,283,735	15,193,567
Payments received	(13,363,684)	(9,472,888)
Write-offs	(5,032,606)	(5,761,336)
Closing balance	19,030,657	17,143,212
Expected loss on loans and advances	(8,021,445)	(7,015,820)
Total renegotiated loans and advances to customers, net of impairment at the end of the year	11,009,212	10,127,392

Impairment on renegotiated loans and advances as a percentage of the renegotiated portfolio	42.2%	40.9%
Total renegotiated loans and advances as a percentage of the total loan portfolio	4.2%	4.2%
Total renegotiated loans and advances as a percentage of the total loan portfolio, net of impairment	2.6%	2.7%

At the time a loan is modified, Management considers the new loan's conditions and renegotiated maturity and it is no longer considered past due. From the date of modification, renegotiated interest begins to accrue, using the effective interest rate method, taking into consideration the customer's capacity to pay the loan based on the analysis made by Management. If the customer fails to maintain the new negotiated terms, management considers ceasing accrual from that point.

Additionally, any balances related to renegotiated loans and advances to customers that have already been written off and recorded in memorandum accounts, as well as any gains from renegotiations, are recognized only when received.